Inventories (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Notes and other explanatory information [abstract]
Ore stockpile	$ 3,361	$ 2,643
Gold in-circuit	689	210
Gold doré	52	253
Total precious metals inventories	4,102	3,106
Supplies	859	524
Total inventories	$ 4,961	$ 3,630